Significant Accounting Policies - Schedule of Estimated Useful Lives of Depreciable Assets (Details)	Dec. 31, 2025
Schedule of Estimated Useful Lives of Depreciable Assets [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the lease term
Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Depreciable Assets [Line Items]
Property plant and equipment useful life	5 years
Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Depreciable Assets [Line Items]
Property plant and equipment useful life	10 years